SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2013
Short Term Bank Credit Disclosure [Abstract]
Short Term Bank Credit Disclosure [Text Block]
NOTE 6:- SHORT-TERM BANK CREDIT

The Company’s short-term bank credit as of December 31, 2013 and 2012 was denominated in New Israeli Shekels, or NIS, and its weighted average interest rates were 6.2% and 7%, respectively.

The Company has credit facilities with Bank Hapoalim (the “Bank”) and Bank Leumi that enable it to borrow funds under a revolving line of credit. The line of credit denominated in NIS currency accrues interest on the daily outstanding balance at the prime rate plus 3.3% per annum.

On December 18, 2011 the Bank agreed to convert a short term credit in an amount of $360 and a long-term loan in an amount of $100 to a long-term loan in an amount of $460, payable in 11 monthly payments starting February 6, 2013 (see Note 8).

The Company’s former bank covenants, as part of its overall bank financing arrangement, required that on a quarterly basis (i) the Company’s shareholders’ equity shall be at least the higher of (a)  13% of its total assets, or (b) $ 1,500, and (ii) the Company’s cash balance shall not be less than $500.

On July 10, 2011 the Company received from the Bank a waiver of the bank covenants for the remaining quarters of 2011 and for the first quarter of 2012. In connection with the waiver the Company paid fees of $15 to the Bank.

On March 12, 2012 the Company received from the Bank a waiver of its bank covenants for the remaining quarters of 2012 and for the first quarter of 2013. In connection with the waiver the Company paid fees of $8 to the Bank.

On January 20, 2013 the Bank agreed to perpetually cancel the bank covenants and starting from the first quarter of 2013, the bank covenants are no longer in effect. In connection with the cancellation, the Company paid fees of $5 to the Bank.

The Company’s debt to the Bank is secured in favor of the Bank by a floating charge on all of the Company’s assets and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.